Leases (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Integer AIRCRAFT engine	Dec. 31, 2024 USD ($) Integer AIRCRAFT engine	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Number of aircraft leased	151	141
Number of spare engines leased | engine	14	18
Number of aircraft added to fleet | Integer	16	14
Number of spare engines with lease term extended	6 years
Amount of increase in right-of-use assets from lease extensions and new incorporations | $	$ 537,291	$ 570,185
Number of aircraft with lease term extended | Integer	6	10
Maximum lease extended term		1 year 6 months
Cash outflow for leases | $	$ 631,019	$ 583,395	$ 529,074
Expense relating to short-term leases and low-value assets | $	10,451	4,865	7,925
Supplemental rent | $	113,447	86,282	80,894
Redelivery expense | $	196,082	135,155	$ 103,845
Increase in the right-of-use assets from exercise of extension options | $	$ 44,083	$ 86,678
Operating Leases Established From Airbus Purchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft purchased	16	14
Maximum lease extended term		6 years
Operating Leases Established From Airbus Purchase Agreements [Member] | A 320neo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft added to fleet	8	2
Operating Leases Established From Airbus Purchase Agreements [Member] | A 321neo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft added to fleet	5	8
Operating Leases Established From Airbus Purchase Agreements [Member] | A 320ceo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft added to fleet	3
Operating Leases Established From Airbus Purchase Agreements [Member] | A 320 Ceo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft with lease term extended		9
Operating Leases Established From Airbus Purchase Agreements [Member] | A 319ceo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft with lease term extended		1
Operating Leases Established From Lessor S Aircraft Order Book [Member] | A 320 Ceo Model [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft added to fleet		4